Short-Term and Long-Term Financial Liabilities	12 Months Ended
Dec. 31, 2023
Short-Term and Long-Term Financial Liabilities [Abstract]
SHORT-TERM AND LONG-TERM FINANCIAL LIABILITIES

13 — SHORT-TERM AND LONG-TERM FINANCIAL LIABILITIES

On July 10, 2023 pre-funded notes, previously classified within long-term financial liabilities amounting to US$17,000,000, transitioned into convertible notes with a total value of US$19,274,415. Additionally, on the same date, the Group received net proceeds of US$35,500,000 from private investment in public equity (“PIPE”) financing, as convertible notes. As of December 31, 2023, the short-term portion of the convertible notes amounts to US$5,484,089, while the long-term portion is US$53,254,218.

As of December 31, 2023 and 2022 the details of the borrowings are as follows:

	Contractual interest rate %	Maturity date	2023	2022
Short Term Loan, net	10.25%	July 10, 2024	5,359,454	—
Convertible note, long term	15.00%	July 10, 2028	34,514,741	—
Convertible note, long term	15.00%	July 10, 2028	15,940,386	—
Convertible note, long term	15.00%	July 10, 2028	1,160,766	—
Convertible note, long term	15.00%	July 10, 2028	1,092,217	—
Convertible note, long term	15.00%	July 10, 2028	546,109	—
Short-term loan, net	15.70%	March 1, 2023	—	298,838
Prefunded convertible note, long term	20.00%	August 18, 2024	—	2,151,128
Prefunded convertible note, long term	20.00%	October 9, 2024	—	3,136,796
Prefunded convertible note, long term	20.00%	December 8, 2024	—	5,115,616
Term loan, net	10.25%	January 21, 2024	133,036	1,731,730
Term loan, net	10.25%	December 17, 2024	3,260,290	6,521,082
Term loan, net	10.25%	December 11, 2025	1,351,265	1,947,063
Term loan, net	10.25%	October 11, 2025	1,892,433	2,771,901
Total financial liabilities, net			65,250,697	23,674,154
Of which classified as Current Financial Liabilities, net			10,447,906	7,293,982
Of which classified as Non-Current Financial Liabilities, net			54,802,791	16,380,172

As at December 31, maturity profile of financial liabilities comprised the following:

Year ending December 31:	Dec 31, 2023	Dec 31, 2022
2023	—	7,293,982
2024	10,447,906	14,903,496
2025	6,447,769	1,476,676
2026	4,448,513	—
2027	4,039,287	—
2028	39,867,222	—
Total	65,250,697	23,674,154

Prefunded convertible notes:

Prefunded convertible notes are presented as a financial liability in the consolidated financial statements. On issuance of the prefunded convertible notes, the liability is measured at fair value, and subsequently were carried at amortized cost (net of transaction costs) until it is extinguished on conversion or redemption. Prefunded convertible notes were classified as long-term liabilities based on the expected conversion date in accordance with the prefunded convertible note agreements.

Maturity of the convertible note agreements are two-years. The rate of interest on the convertible notes was20% compound per annum. These prefunded convertible notes were all converted as of July 10, 2023.

Convertible notes:

Convertible notes are presented as a financial liability in the consolidated financial statements. On issuance of the convertible notes, the liability is measured at fair value, and subsequently carried at amortized cost (net of transaction costs) until it is extinguished on conversion or redemption.

Convertible notes are classified as long-term liabilities based on the expected conversion date in accordance with the convertible note agreements.

Maturity of the convertible note agreements are five-years. Convertible notes will accrue interest at the rate of fifteen percent (15.00%) per annum; provided that interest shall be payable (a) at a rate per annum equal to ten percent (10.00%) with respect to interest paid in cash (“Cash Interest”) and (b) at a rate per annum equal to five percent (5.00%) with respect to PIK Interest.